CAPITAL ASSETS	12 Months Ended
Dec. 31, 2023
CAPITAL ASSETS
CAPITAL ASSETS
11.	CAPITAL ASSETS

					Right-of-Use
	Computer			Right-of-Use	Asset –
	Hardware		Buildings &	Asset – Office	Equipment	Leasehold
Cost	& Software	Equipment	Structures	Leases	Leases	Improvements	Total
Balance, December 31, 2021	$193	$2,749	$12,632	$1,776	$1,944	$2,797	$22,091
Additions	42	459	713	1,443	1,354	—	4,011
Transfer on purchase	—	—	4,466	—	(1,669)	(2,797)	—
Disposal	—	(545)	—	—	—	—	(545)
Derecognition	—	—	—	—	(275)	—	(275)
PST rebate	—	(48)	(89)	—	—	—	(137)
Balance, December 31, 2022	$235	$2,615	$17,722	$3,219	$1,354	$—	$25,145
Additions	—	2,304	3,325	6,716	161	2,692	15,198
Transfer on purchase	—	102	—	—	(102)	—	—
Derecognition	(235)	(98)	—	—	—	—	(333)
Balance, December 31, 2023	$—	$4,923	$21,047	$9,935	$1,413	$2,692	$40,010
Accumulated depreciation
Balance, December 31, 2021	$152	$748	$512	$759	$651	$494	$3,316
Depreciation – G&A	14	5	—	257	13	—	289
Depreciation – E&E	—	383	883	88	177	92	1,623
Transfer on purchase	—	112	1,114	—	(640)	(586)	—
Disposals	—	(203)	—	—	—	—	(203)
Derecognition	—	—	—	—	(116)	—	(116)
Balance, December 31, 2022	$166	$1,045	$2,509	$1,104	$85	$—	$4,909
Depreciation – G&A	21	4	—	334	4	29	392
Depreciation – E&E	—	381	933	331	352	11	2,008
Transfer on purchase	—	14	—	—	(14)	—	—
Derecognition	(187)	(81)	—	—	—	—	(268)
Balance, December 31, 2023	$—	$1,363	$3,442	$1,769	$427	$40	$7,041
Carrying value
Balance, December 31, 2022	$69	$1,570	$15,213	$2,115	$1,269	$—	$20,236
Balance, December 31, 2023	$—	$3,560	$17,605	$8,166	$986	$2,652	$32,969